Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Oct. 31, 2020	Jun. 30, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Allowance for doubtful accounts		$ 1,286		$ 3,275	$ 3,642
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Preferred stock, authorized (in shares)		50,000,000		50,000,000	50,000,000
Preferred stock, issued (in shares)		0		0	0
Preferred stock, outstanding (in shares)		0		0	0
Partners' equity membership units, authorized (in shares)				72,468,164	72,468,164
Partners' equity membership units, issued (in shares)				72,468,164	72,468,164
Partners' equity membership units, outstanding (in shares)	[1]			72,468,164	72,468,164	72,473,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, authorized (in shares)		300,000,000	1,000
Common stock, issued (in shares)		88,103,975	100
Common stock, outstanding (in shares)		88,103,975	100
New Academy Holding Company, LLC
Allowance for doubtful accounts				$ 3,275		$ 3,008
Partners' equity membership units, authorized (in shares)				228,274,749		228,289,163
Partners' equity membership units, issued (in shares)				228,274,749		228,289,163
Partners' equity membership units, outstanding (in shares)				228,274,749		228,289,163

[1]	See Retrospective Presentation of Ownership Exchange in Note 2.